SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 16. SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through August 16, 2021, which is the date the condensed consolidated financial statements were available to be issued, and has determined that there are no other material subsequent events that require recognition or disclosure in the accompanying condensed consolidated financial statements.

NOTE 16. SUBSEQUENT EVENTS

NOTE 17.  REVISION TO PREVIOUSLY FILED FINANCIAL STATEMENTS

While reviewing the financial statements in connection with a Form 1-A filing, the Company discovered an error in the statement of operations for the year ended December 31, 2020. The error related to the presentation of the loss on disposal of property and equipment and asset impairment adjustment in accordance with ASC 360-10-45.

Loss on disposal of property and equipment and asset impairment adjustment of $39,434 and $25,320,555, respectively, were presented as other income/expense-net, instead of as operating expenses. As a result, loss from operations for the year ended December 31, 2020, was understated by $25,359,989 and other income/expenses-net was overstated by the same amount. The classification errors had no affect on the net loss or net loss per share for the year ended December 31, 2020.

As a result of this correction, the statement of operations for the year ended December 31, 2020 in the accompanying financial statements have been revised.  The results of the revisions increased total operating expenses and loss from operations from $2,909,600 to $28,269,589, and decreased other expense from $27,072,692 to $1,172,703.